Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Non-cash Investing Activities
a.	Non-cash investing activities
In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash
items for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$63,073,887	$59,024,201	$74,417,541	$2,682,681
Increase in other non-current assets	68,560	78,291	1,184,927	42,715
Decrease (increase) in other payables	(6,254,579)	3,029,162	(4,671,228)	(168,394)
Capitalized borrowing costs	(77,715)	(54,208)	(25,581)	(922)

	$56,810,153	$62,077,446	$70,905,659	$2,556,080

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$441,444	$5,184,925	$1,128,850	$40,693
Increase in other non-current assets	—	—	(134,760)	(4,858)
Increase (decrease) in other receivables	7,495	(735,812)	610,912	22,024

	$448,939	$4,449,113	$1,605,002	$57,859

Payments for other intangible assets
Purchase of other intangible assets	$1,350,908	$982,655	$1,069,866	$38,568
Decrease in other payables	60,160	—	—	—

	$1,411,068	$982,655	$1,069,866	$38,568

Change in Liabilities Arising From Financing Activities
b.	Changes in liabilities arising from financing activities

For the year ended December 31, 2019

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2019	$47,163,103	$16,985,936	$137,898,329	$6,084,729	$208,132,097
Net financing cash flows	(4,683,142)	19,279,033	1,144,731	(636,556)	15,104,066
Interest under operating activities	—	—	—	1,766	1,766
Non-cash changes
Lease liabilities	—	—	—	536,216	536,216
Acquisition through business combinations (Note 29)	656,820	245,664	1,523,968	81,649	2,508,101
Amortization of issuance cost	—	11,522	189,151	—	200,673
Lease modifications	—	—	—	(239,321)	(239,321)
Short-term borrowings transferred to long-term borrowings	(1,499,000)	—	1,499,000	—	—
Effects of foreign currency exchange	(1,065,452)	—	(1,176,581)	(19,559)	(2,261,592)

Balance at December 31, 2019	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006

For the year ended December 31, 2020

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2020	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006
Net financing cash flows	(1,502,323)	19,717,149	(26,500,139)	(844,357)	(9,129,670)
Interest under operating activities	—	—	—	111	111
Rent expense under operating activities	—	—	—	(7,729)	(7,729)
Non-cash changes
Lease liabilities	—	—	—	584,642	584,642
Amortization of issuance cost	—	14,250	156,982	—	171,232
Lease modifications	—	—	—	(289,687)	(289,687)
Short-term borrowings transferred to long-term borrowings	(3,850,000)	—	3,850,000	—	—
Adjustments for government subsidy	—	—	41,650	—	41,650
Acquisition of subsidiaries (Note 29)	356,417	—	—	633,606	990,023
Disposal of subsidiaries (Note 30)	—	—	(4,693,682)	(670)	(4,694,352)
Effects of foreign currency exchange	(978,565)	—	(1,542,685)	(9,010)	(2,530,260)

Balance at December 31, 2020	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966

For the year ended December 31, 2021

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2021	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966
Net financing cash flows	10,043,398	(3,719,057)	16,018,825	(907,403)	21,435,763
Interest under operating activities	—	—	—	800	800
Rent expense under operating activities	—	—	—	(184)	(184)
Convertible bonds classified separately as equity components and embedded derivative liability	—	(399,955)	—	—	(399,955)
Non-cash changes
Lease liabilities	—	—	—	2,037,665	2,037,665
Amortization of issuance cost	—	126,283	224,979	—	351,262
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(102)	—	—	(102)
Lease modifications	—	—	—	(58,799)	(58,799)
Acquisition of subsidiaries (Note 29)	—	—	—	180,745	180,745
Disposal of subsidiaries (Note 30)	(2,443,005)	—	—	(32,655)	(2,475,660)
Reclassification	—	—	—	380,292	380,292
Effects of foreign currency exchange	(1,161,822)	6,614	(2,162,038)	(76,407)	(3,393,653)

Balance at December 31, 2021	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2021	$1,247,219	$2,027,886	$4,051,577	$211,818	$7,538,500
Net financing cash flows	362,055	(134,068)	577,463	(32,711)	772,739
Interest under operating activities	—	—	—	29	29
Rent expense under operating activities	—	—	—	(7)	(7)
Convertible bonds classified separately as equity components and embedded derivative liability	—	(14,418)	—	—	(14,418)
Non-cash changes
Lease liabilities	—	—	—	73,456	73,456
Amortization of issuance cost	—	4,553	8,110	—	12,663
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(4)	—	—	(4)
Lease modifications	—	—	—	(2,120)	(2,120)
Acquisition of subsidiaries (Note 29)	—	—	—	6,516	6,516
Disposal of subsidiaries (Note 30)	(88,068)	—	—	(1,177)	(89,245)
Reclassification	—	—	—	13,709	13,709
Effects of foreign currency exchange	(41,883)	238	(77,939)	(2,754)	(122,338)

Balance at December 31, 2021	$1,479,323	$1,884,187	$4,559,211	$266,759	$8,189,480